UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10599

Tax-Managed Small-Cap Value Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio                                                                                    as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.9%

Security	Shares	Value
Aerospace & Defense — 1.8%
K&F Industries Holdings, Inc. (1)	43,900	$1,022,431
		$1,022,431
Auto Components — 1.2%
BorgWarner, Inc.	9,700	$664,838
		$664,838
Chemicals — 2.3%
RPM International, Inc.	55,000	$1,277,650
		$1,277,650
Commercial Banks — 10.1%
Boston Private Financial Holdings, Inc.	29,700	$858,924
First Midwest Bancorp, Inc.	28,000	1,051,120
Hanmi Financial Corp.	50,300	1,030,144
Provident Bankshares Corp.	23,400	829,296
UCBH Holdings, Inc.	45,800	858,750
Umpqua Holdings Corp.	36,900	1,049,805
		$5,678,039
Commercial Services & Supplies — 1.5%
Pike Electric Corp. (1)	50,800	$826,516
		$826,516
Construction & Engineering — 2.3%
Granite Construction, Inc.	24,000	$1,285,440
		$1,285,440
Containers & Packaging — 2.7%
AptarGroup, Inc.	24,500	$1,494,745
		$1,494,745
Electrical Equipment — 1.7%
A.O. Smith Corp.	25,000	$958,750
		$958,750
Electronic Equipment & Instruments — 2.5%
Aeroflex, Inc. (1)	46,100	$551,356
Technitrol, Inc.	38,000	836,760
		$1,388,116
Energy Equipment & Services — 5.9%
Bristow Group, Inc. (1)	15,400	$575,190
Lone Star Technologies, Inc. (1)	10,600	512,510
Oil States International, Inc. (1)	23,900	688,798

Parker Drilling Co. (1)	76,000	$703,760
Pioneer Drilling Co. (1)	65,500	829,885
		$3,310,143
Food & Staples Retailing — 3.6%
BJ’s Wholesale Club, Inc. (1)	36,000	$1,099,440
Performance Food Group Co. (1)	30,700	910,562
		$2,010,002
Food Products — 2.1%
Chiquita Brands International, Inc.	74,500	$1,182,315
		$1,182,315
Gas Utilities — 4.9%
Piedmont Natural Gas Co., Inc.	74,000	$1,909,940
Questar Corp.	10,600	860,720
		$2,770,660
Health Care Equipment & Supplies — 6.2%
CONMED Corp. (1)	44,000	$1,064,800
PolyMedica Corp.	25,600	1,025,024
West Pharmaceutical Services, Inc.	28,200	1,368,546
		$3,458,370
Health Care Providers & Services — 2.8%
Owens & Minor, Inc.	47,500	$1,588,875
		$1,588,875
Hotels, Restaurants & Leisure — 2.4%
Applebee’s International, Inc.	28,500	$719,340
CBRL Group, Inc.	13,800	647,082
		$1,366,422
Household Durables — 2.5%
Tupperware Brands Corp.	60,000	$1,399,800
		$1,399,800
Household Products — 3.1%
Church & Dwight Co., Inc.	39,000	$1,767,090
		$1,767,090
Industrial Conglomerates — 1.9%
Teleflex, Inc.	16,000	$1,068,480
		$1,068,480
Insurance — 5.4%
IPC Holdings Ltd.	44,100	$1,298,745
Protective Life Corp.	35,500	1,737,015
		$3,035,760

Leisure Equipment & Products — 2.2%
RC2 Corp. (1)	32,000	$1,264,320
		$1,264,320
Machinery — 4.2%
Albany International Corp., Class A	25,300	$858,682
CLARCOR, Inc.	27,700	960,082
Mueller Water Products, Inc., Class A	39,800	547,250
		$2,366,014
Oil, Gas & Consumable Fuels — 2.3%
OMI Corp.	31,500	$694,890
Penn Virginia Corp.	8,500	622,880
		$1,317,770
Personal Products — 2.7%
Chattem, Inc. (1)	16,000	$919,040
Prestige Brands Holdings, Inc. (1)	47,000	597,370
		$1,516,410
Road & Rail — 3.2%
Arkansas Best Corp.	32,500	$1,242,150
YRC Worldwide, Inc. (1)	12,800	567,680
		$1,809,830
Semiconductors & Semiconductor Equipment — 3.1%
ON Semiconductor Corp. (1)	207,600	$1,735,536
		$1,735,536
Specialty Retail — 4.3%
Claire’s Stores, Inc.	24,900	$856,560
Stage Stores, Inc.	48,200	1,546,738
		$2,403,298
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc. (1)	21,400	$543,560
		$543,560
Total Common Stocks (identified cost $36,631,440)		$50,511,180
Total Investments — 89.9% (identified cost $36,631,440)		$50,511,180
Other Assets, Less Liabilities — 10.1%		$5,693,845
Net Assets — 100.0%		$56,205,025

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,631,440
Gross unrealized appreciation	$14,075,694
Gross unrealized depreciation	(195,954)
Net unrealized appreciation	$13,879,740

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	March 20, 2007

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	March 20, 2007